Related Party Transactions - Schedule of Name of Related Parties and Relationship (Details)	12 Months Ended
Sep. 30, 2025
Mrs. Qi Xiaoyu [Member]
Schedule of Name of Related Parties and Relationship [Line Items]
Relationship	Shareholder of the Company
Mr. Fuyunishiki Ryo [Member]
Schedule of Name of Related Parties and Relationship [Line Items]
Relationship	Director and shareholder of the Company
Mr. Wu Zhihua [Member]
Schedule of Name of Related Parties and Relationship [Line Items]
Relationship	Director, CEO and shareholder of the Company
Ms. Wu Shunyu [Member]
Schedule of Name of Related Parties and Relationship [Line Items]
Relationship	Department head of Digital Marketing Sales
Ishiyama [Member]
Schedule of Name of Related Parties and Relationship [Line Items]
Relationship	An equity method investee of the Group
Hermann Limited [Member]
Schedule of Name of Related Parties and Relationship [Line Items]
Relationship	Shareholder of the Company
Smart Bloom Global Limited [Member]
Schedule of Name of Related Parties and Relationship [Line Items]
Relationship	Shareholder of the Company, owned by Wu Zhihua